GOODWILL AND INTANGIBLE ASSETS, NET - Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	$ 671,572
Amortization expense	(170,140)	$ (212,317)	$ (175,991)
Intangible assets at end of year	750,484	671,572
Intangible assets controlled by entity but recognized directly to expense	3,552	1,026	49,079
Other administrative and general expenses
Reconciliation of initial and final balances of the cost and accrued amortization
Research and development costs	65,010	64,363	40,229
Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	1,873,068	1,944,254
Acquisitions	211,456	352,248
Write off	(85,717)	(119,482)
Foreign currency translation adjustment	191,031	(303,952)
Intangible assets at end of year	2,189,838	1,873,068	1,944,254
Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(1,201,496)	(1,341,723)
Write off	76,876	119,482
Amortization expense	170,140	212,317
Foreign currency translation adjustment	144,594	(233,062)
Intangible assets at end of year	(1,439,354)	(1,201,496)	(1,341,723)
Trademarks
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	0
Intangible assets at end of year		0
Trademarks | Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	22,596	28,438
Foreign currency translation adjustment	3,471	(5,842)
Intangible assets at end of year	26,067	22,596	28,438
Trademarks | Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(22,596)	(28,437)
Amortization expense		0
Foreign currency translation adjustment	3,471	(5,841)
Intangible assets at end of year	(26,067)	(22,596)	(28,437)
Licenses, software and computer applications
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	668,071
Intangible assets at end of year	748,060	668,071
Licenses, software and computer applications | Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	1,409,836	1,361,258
Acquisitions	211,456	352,248
Write off	(85,717)	(119,482)
Foreign currency translation adjustment	119,874	(184,188)
Intangible assets at end of year	1,655,449	1,409,836	1,361,258
Licenses, software and computer applications | Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(741,765)	(765,339)
Write off	76,876	119,482
Amortization expense	168,647	210,333
Foreign currency translation adjustment	73,853	(114,425)
Intangible assets at end of year	(907,389)	(741,765)	(765,339)
Client relationships
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	3,501
Intangible assets at end of year	2,424	3,501
Client relationships | Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	440,636	554,558
Foreign currency translation adjustment	67,686	(113,922)
Intangible assets at end of year	508,322	440,636	554,558
Client relationships | Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(437,135)	(547,947)
Amortization expense	1,493	1,984
Foreign currency translation adjustment	67,270	(112,796)
Intangible assets at end of year	$ (505,898)	$ (437,135)	$ (547,947)